RISK MANAGEMENT Financial guarantees (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Risk Management [Line Items]
Financial guarantees	$ 4,295,950	$ 5,253,375
2020
Disclosure Of Risk Management [Line Items]
Financial guarantees	3,386,128	3,370,845
Between 1 and 3 years
Disclosure Of Risk Management [Line Items]
Financial guarantees	696,768	1,426,992
Between 3 and 5 years
Disclosure Of Risk Management [Line Items]
Financial guarantees	68,150	277,710
Greater than 5 years
Disclosure Of Risk Management [Line Items]
Financial guarantees	$ 144,904	$ 177,828